Stock Based Compensation - Schedule of Vesting Options Based on Sustained Market Capitalization (Details) - shares	Jun. 30, 2026	Dec. 31, 2025
Schedule of Vesting Options Based on Sustained Market Capitalization [Line Items]
Number of options vested	5,787,962
Sustained Market Capitalization [Member]
Schedule of Vesting Options Based on Sustained Market Capitalization [Line Items]
Number of options vested		900,000
Sustained Market Capitalization [Member]
Schedule of Vesting Options Based on Sustained Market Capitalization [Line Items]
Number of options vested		900,000
Sustained Market Capitalization [Member]
Schedule of Vesting Options Based on Sustained Market Capitalization [Line Items]
Number of options vested		900,000
Sustained Market Capitalization [Member]
Schedule of Vesting Options Based on Sustained Market Capitalization [Line Items]
Number of options vested		900,000
Sustained Market Capitalization [Member]
Schedule of Vesting Options Based on Sustained Market Capitalization [Line Items]
Number of options vested		900,000